Other Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Disclosure Of Information About Total Provisions [Text Block]
Provisions recorded in the consolidated statement of financial position are detailed as follows:

	As of December 31, 2021		As of December 31, 2020
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Litigation	244,630	331,957	179,521	358,867
Others	2,300,343	119,122	2,804,997	129,598
Total	2,544,973	451,079	2,984,518	488,465

Reconciliation Of Changes In Other Provisions [Text Block]
The changes in provisions are detailed as follows:

	Litigation (1)	Others	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2020	561,378	3,011,513	3,572,891
As of December 31, 2020
Incorporated	394,408	3,917	398,325
Used	(198,291)	(42,170)	(240,461)
Released	(53,597)	(3,954)	(57,551)
Conversion effect	(165,510)	(34,711)	(200,221)
Changes	(22,990)	(76,918)	(99,908)
As of December 31, 2020	538,388	2,934,595	3,472,983
As of December 31, 2021
Incorporated	453,743	206,154	659,897
Used	(381,509)	(710,808)	(1,092,317)
Released	(21,000)	(25,415)	(46,415)
Conversion effect	(13,035)	14,939	1,904
Changes	38,199	(515,130)	(476,931)
As of December 31, 2021	576,587	2,419,465	2,996,052
(1)	See Note 35 - Contingencies and commitments .

Maturity Provisions [Text Block]
The maturities of provisions at
December 31, 2021
, are detailed as follow
s
:

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	244,630	2,300,343	2,544,973
Between two and five years	221,962	119,122	341,084
Over five years	109,995	-	109,995
Total	576,587	2,419,465	2,996,052

The maturities of provisions at
December 31, 2020
, are detailed as follows:

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	179,521	2,804,997	2,984,518
Between two and five years	219,629	129,598	349,227
Over five years	139,238	-	139,238
Total	538,388	2,934,595	3,472,983